Share capital, additional paid-in capital, share premium and other reserves (Tables)	12 Months Ended
Dec. 31, 2018
Share capital, additional paid-in capital, share premium and other reserves
Summary of authorised, issued and fully paid shares

	As of	As of	As of
Authorised shares	December 31,	December 31,	December 31,
	2016	2017	2018
	Thousands	Thousands	Thousands
Ordinary Class A shares	133,017	131,778	131,333
Ordinary Class B shares	97,833	99,072	99,517
Total authorised shares	230,850	230,850	230,850

	As of	As of	As of
	December 31,	December 31,	December 31,
Issued and fully paid shares	2016	2017	2018
	Thousands	Thousands	Thousands
Ordinary Class A shares	15,517	14,278	13,833
Ordinary Class B shares	45,080	46,655	48,880
Total issued and fully paid shares	60,597	60,933	62,713

Summary of movement in shares outstanding

			Number
	Ordinary	Ordinary	of outstanding
	Class A shares	Class B shares	shares
	Thousands	Thousands	Thousands
As of December 31, 2016	15,517	45,080	60,597
Transfer between classes	(1,239)	1,239	—
Increase of share capital due to exercise of options by employees during the year	—	336	336
As of December 31, 2017	14,278	46,655	60,933
Transfer between classes	(445)	445	—
Increase of share capital due to exercise of options by employees during the year	—	519	519
As of December 31, 2018	13,833	47,619	61,452